Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Equity
15.	EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

In October 2019, the Company issued 40,000 restricted shares to a consultant as its service compensation for the service period from October 28, 2019 to October 27, 2020. The fair value of the 40,000 ordinary shares was approximately $110,000, which was determined by the market closing price on the grant date and a discount for lacking of market liquidity. The service compensation of approximately $110,000 is amortized over the service period.

In March 2020, the Company issued a total of 285,714 ordinary shares to certain individual investors at $2.1 per share, which generated approximately $576,000 net proceeds for the Company.

In the first half of 2020, the Company issued a total of 30,000 ordinary shares as compensation of investor relations service, fair value of which was approximately $144,000 which is amortized over the service period until July 21, 2020.

In April 2020, the Company issued 16,667 restricted shares of the ordinary shares to a consultant as its service compensation for the service period from April 2, 2020 to April 1, 2021. The fair value of the 16,667 ordinary shares was approximately $16,185, which is amortized over the service period.

(b) Stock-based compensation

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2020 and 2019:

	June 30, 2020		June 30, 2019
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$92,000	(c)	$290,000	(c)
Stock options and warrants issued for services	12,000	(d)	34,000	(d)
Shares issued for services	193,000	(a)	-
	$297,000		$324,000

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

On May 27, 2016, the Company granted options to certain directors, officers and employees to purchase an aggregate of 452,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $1.6 million at the date of the grant, of which approximately $0 and $202,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the six months ended June 30, 2020 and 2019, respectively.

On May 17, 2017, the Company granted options to employees and directors to purchase an aggregate of 160,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.5 million at the date of the grant, of which approximately $92,000 and $88,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the six months ended June 30, 2020 and 2019, respectively.

Stock option activity for the six months ended June 30, 2020 is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding at January 1, 2020	296,900	$6.64	1.40	$-
Exercised	-	$-
Canceled	(1,500)	$7.26
Outstanding at June 30, 2020(Unaudited)	295,400	$6.64	0.90	$-
Vested and expected to be vested as of June 30, 2020(Unaudited)	295,400	$6.64	0.90	$-
Options exercisable as of June 30, 2020 (vested)(Unaudited)	295,400	$6.64	0.90	$-

There were no stock options granted to employees during the year ended June 30, 2020 and 2019. There was no option exercised during the six months ended June 30, 2020 and 2019.

The following table summarizes the status of options which contain vesting provisions:

	Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2020	41,650	$3.5
Vested	(41,650)	$3.5
Canceled	-
Non-vested at June 30, 2020 (Unaudited)	-	$-

As of June 30, 2020, no unrecognized compensation expense related to non-vested share options is expected to be recognized. The total fair value of options vested during the six months ended June 30, 2020, and 2019 was approximately $0.1 million and $0.2 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan, for the six months ended June 30, 2020 and 2019, the Company issued 16,667 warrants and 25,000 stock options to consultants, respectively. Before the adoption of ASU2018-07, the fair value of the options and warrants issued to consultants was estimated on the measurement date using the Black-Scholes Merton valuation model, after the adoption on January 1, 2019, the fair value of the equity awards to consultants was measured on the grant date. The Company expensed to administrative expense approximately $12,000 and $34,000 for the six months ended June 30, 2020 and 2019, respectively. During the six months ended June 30, 2020, no options or warrants were exercised.

As of June 30, 2020, the weighted average exercise price was $5.0 and the weighted average remaining life was 2.12 years. The following table outlines the options outstanding and exercisable as of June 30, 2020:

	June 30, 2020 Number of Warrants Outstanding and Exercisable	Exercise Price	Expiration Date
2019 Consulting Service Agreement Warrants	25,000	$6.6	03/13/2022
2020 Consulting Service Agreement Warrants	16,667	2.5	04/02/2023
	41,667